Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	611,000,000	654,000,000
Pension plan average pensionable earnings	3 years
New pension plan average pensionable earnings	5 years
Annual pension plan contributions	174,000,000	160,000,000
Estimated annual pension plan contributions for 2015	174,000,000
Estimated annual pension plan contributions for 2016	175,000,000
Percentage of assets to ascertain concentration of credit risk	10.00%
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	91.00%	96.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage	84.00%	87.00%
OMERS [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Employers contributions	2,000,000	2,000,000
Contribution not more than maximum of total contribution		5.00%
Funded percentage		88.20%
Unfunded liability		8,641,000,000
Maximum [Member] | OMERS [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	1,000,000	1,000,000
Parent Company [Member] | Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	0	15,000,000
Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan	340,000,000	217,000,000